Note 10 - Finance Income and Expense	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
10.	Finance income and expense

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Finance income
Foreign exchange gain	173	2,176	27

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Finance expense
Related party loan interest payable	3,351	1,986	1,653
Convertible loan notes and preference shares interest payable	217	1,228	1,185
Waived dividends on convertible preference shares	-	(327)	-
Waived dividends on convertible loan notes	-	(668)	-
Debtor invoice finance interest payable	24	7	8
Debtor finance fees	-	-	44
Lease liability interest payable	133	42	44
Bank interest payable	3	-	-
Foreign exchange losses	4,709	92	-
Other finance costs	167	90	40
Total finance expense	8,604	2,450	2,974